Acquisitions and Disposals of Subsidiaries - Summary of SABMiller Purchase Consideration (Parenthetical) (Detail) - SAB [member] - USD ($) $ in Billions	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Amount qualified for hedge accounting	$ 7.4	$ 7.4
Mark to market adjustment [member]
Disclosure of detailed information about business combination [line items]
Mark-to-market adjustment related to hedging	$ 12.3	$ 12.3